Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 2,385	€ 2,901
Additions	47	148
Subsequent expenditure capitalized	1	2
Disposals	(60)	(726)
Transfer from real estate for own use and equipment	14
Fair value gains / (losses)	253	74
Net exchange differences	3	(14)
Ending balance	€ 2,643	€ 2,385